Ares Acquisition (Tables)	12 Months Ended
Dec. 28, 2014
Ares Acquisition
Schedule of aggregate consideration for the Ares Acquisition
The aggregate consideration for the Ares Acquisition was as follows (in thousands):

Purchase of Predecessor common shares	$669,456
Payment on Predecessor stock options (inclusive of employer payroll taxes)	54,993
Less cash acquired	(92,676)

Cash consideration	631,773
Working capital adjustment	6,231
Tax consideration	19,291
Value of management equity rollover	11,091

Total fair value of net assets acquired	$668,386

Schedule of fair values of assets acquired and liabilities assumed

The following table below sets forth the fair values of the assets acquired and liabilities assumed (in thousands):

Ares Acquisition
Current assets, less cash acquired	$279,624
Property, plant, and equipment	248,944
Capitalized software	15,766
Finite-lived/amortizable intangible assets	68,000
Indefinite-lived trade names	265,000
Goodwill	611,242
Investment in SFDN	9,400
Other assets	46,277
Current liabilities	(251,661)
Debt	(304,074)
Deferred taxes	(135,865)
Other liabilities	(184,267)

$668,386